RESTATEMENT AND RECLASSIFICATIONS - Effects of Reclassifications and Restatement for Errors (Parenthetical) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 23, 2020	Jun. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 USD ($)	Sep. 02, 2019	Mar. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues			¥ 17,800	¥ 11,600	¥ 752,688	$ 118,113	¥ 723,453	¥ 592,798
Cost of revenues					480,755	75,441	478,118	378,030
Selling and marketing expenses					300,043	47,083	200,410	176,009
General and administrative expenses					385,498	60,493	241,356	102,052
Research and development expenses					297,360	46,662	174,192	167,484
Repurchase of ordinary shares					81,638
Accounts receivable- related parties, net					(13,420)	(2,106)	(2,989)	(5,567)
Amounts due from related parties					(3,942)	(619)		3,942
Amounts due to related parties					(3,472)	(545)	522	2,808
Income tax expense					11,120	1,745	1,127	549
Non-controlling interests					(1,065)		2,513	(26,277)		$ (167)
Change in fair value of other equity investments					47,247	$ 7,414	11,614	900
Deferred income tax liabilities					¥ 8,883		185	259		$ 1,394
Jingu
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ownership percentage before reduction	60.00%
Ownership percentage after reduction	55.38%				55.38%	55.38%
Minimum percentage of voting rights should be voted and agreed by shareholders	0.66%
Minimum percentage of voting rights which the article of association can be modified with the agreement by shareholders	0.66%
Gain from remeasurement of the retained non-controlling investment							0
Loss from disposal of a subsidiary							7,300
Shanghai Yuhuan Information System Co., Ltd.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity interest, equity method investment ( as a percent)												1.44%
Ronglian Yitong | Beijing Chenfeng Network Technology Co., Ltd.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity interest obtained											10.00%
Ronglian Yitong | Beijing Lianxinzhihui Technology Co., Ltd.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Repurchase of ordinary shares		¥ 1,500
Impairment loss of other investments									¥ 2,300
Equity method investments									¥ 1,500
Third-party investor | Jingu
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity interest, equity method investment ( as a percent)	7.69%
Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues							(44,235)	(57,484)
Cost of revenues							17,415	(4,838)
Selling and marketing expenses							(10,956)	2,926
General and administrative expenses							35,460	(6,263)
Research and development expenses							1,177	5,632
Decrease in restated long-term investments							2,500	2,500
Accounts receivable- related parties, net							6,205	1,948
Amounts due from related parties							(40)	(6)
Amounts due to related parties							889	783
Income tax expense							(497)	(104)
Non-controlling interests							168	(10,463)
Change in fair value of other equity investments							9,460	0
Deferred income tax assets							(1,049)	(180)
Deferred income tax liabilities							185	259
Restatement Adjustments | Restatement adjustments to inaccurate revenue and relevant accounts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues							(44,235)	(57,484)
Restatement Adjustments | Restatement adjustments to inaccurate cost of revenue and relevant accounts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of revenues							17,415	(4,838)
Restatement Adjustments | Restatement adjustments to expenses inaccuracies and related accounts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Selling and marketing expenses							(10,956)	2,926
General and administrative expenses							35,460	(6,263)
Research and development expenses							1,177	5,632
Restatement Adjustments | Incomplete disclosed related party transactions
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts receivable- related parties, net							3,000	(2,300)
Amounts due from related parties							1,500	6
Amounts due to related parties							¥ (33)	¥ 600